CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Current liabilities	¥ 1,937,894	$ 265,490	¥ 2,161,505
Non-current liabilities	¥ 79,238	$ 10,856	¥ 138,250
Class A ordinary shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	74,845,398	74,845,398	82,696,852
Common stock, shares outstanding	74,845,398	74,845,398	82,696,852
Class B ordinary shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	150,386,517	150,386,517	150,386,517
Common stock, shares outstanding	150,386,517	150,386,517	150,386,517
VIEs | Nonrecourse
Current liabilities | ¥	¥ 884,541		¥ 984,742
Non-current liabilities | ¥	¥ 42,431		¥ 63,580